Long-Term Debt (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended				12 Months Ended						0 Months Ended	1 Months Ended			12 Months Ended					12 Months Ended							10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Jun. 02, 2012 Acquisition of the Transferred Properties from Fund I	Jul. 31, 2011 Senior secured revolving credit facility (Credit Agreement)	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement)	Nov. 17, 2011 Senior secured revolving credit facility (Credit Agreement)	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement) Minimum	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement) Maximum	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement) Option one variable rate Minimum	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement) Option one variable rate Maximum	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement) Prime rate	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement) Federal funds effective rate	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement) 30-day adjusted LIBOR	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement) Reserve-adjusted LIBOR	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement) Reserve-adjusted LIBOR Minimum	Dec. 31, 2012 Senior secured revolving credit facility (Credit Agreement) Reserve-adjusted LIBOR Maximum	Jun. 28, 2012 Second Lien Credit Agreement (Term Loan Agreement)	Jun. 30, 2012 Second Lien Credit Agreement (Term Loan Agreement)	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement)	Dec. 31, 2011 Second Lien Credit Agreement (Term Loan Agreement)	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Minimum	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Maximum	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Option one variable rate Through March 31, 2013	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Option one variable rate From April 1, 2013 to December 31, 2013	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Option one variable rate From January 1, 2014 to January 20, 2017	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Prime rate	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Federal funds effective rate	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) 30-day adjusted LIBOR	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Reserve-adjusted LIBOR	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Reserve-adjusted LIBOR Through March 31, 2013	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Reserve-adjusted LIBOR From April 1, 2013 to December 31, 2013	Dec. 31, 2012 Second Lien Credit Agreement (Term Loan Agreement) Reserve-adjusted LIBOR From January 1, 2014 to January 20, 2017	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor
Long-Term Debt
Term of credit facility				5 years
Maximum borrowing capacity						$ 500,000,000
Borrowing capacity					250,000,000
Percentage of PV-10 value of oil and gas interests serving as collateral							80.00%
Description of variable rate											prime rate	federal funds effective rate	30-day adjusted LIBOR	Reserve-adjusted LIBOR												Prime rate	Federal funds effective rate	30-day adjusted LIBOR	Reserve-adjusted LIBOR
Interest rate added to base rate (as a percent)												0.50%	1.00%		1.75%	2.75%											0.50%	1.00%		5.50%	7.00%	8.50%
Interest margin added to calculated variable rate (as a percent)									0.75%	1.75%													4.50%	6.00%	7.50%
Commitment fee on unused portion (as a percent)							0.375%	0.50%
Leverage ratio of Total Debt to EBITDAX								4.0														4.25
Ratio of consolidated current assets to consolidated current liabilities							1.0														1.0
Asset coverage ratio of total proved PV-10 to total debt																					1.50
Face amount																	50,000,000
Amount borrowed																		50,000,000
Upfront fee as percentage of the aggregate maximum commitment amount																	1.00%
Upfront fee																	500,000
Outstanding debt	155,800,000	228,000,000
Accrued interest	500,000	200,000
Increase in outstanding debt			65,100,000
Interest expense	$ 604,000	$ 6,596,000																															$ 919,000	$ 3,223,000
Weighted average interest rate (as a percent)																			3.47%	2.86%